Net Income	12 Months Ended
Dec. 31, 2020
Analysis Of Income And Expense [Abstract]
Net Income and Other Comprehensive Income (Loss)
32.	NET INCOME
a.	Other income and expenses
	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Gain (loss) on disposal of property, plant and equipment	$142	$(38)	$1,428
Impairment loss on property, plant and equipment	—	(93)	—
Gain on disposal of investment properties	—	—	151
Reversal of impairment loss on investment properties	19	57	27
Loss on disposal of intangible assets	—	—	(2)
Impairment loss on intangible assets	(51)	(9)	(9)
Impairment loss on other assets	—	(44)	—
	$110	$(127)	$1,595

b.	Other income
	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Dividend income	$396	$296	$246
Rental income	70	85	70
Others	234	150	154
	$700	$531	$470

c.	Other gains and losses
	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Foreign currency exchange gain or loss, net	$37	$16	$(47)
Gain or loss on disposal of investments accounted for using equity method	—	151	10
Gain (loss) on disposal of financial instruments	6	4	(2)
Valuation gain or loss on financial assets and liabilities at fair value through profit or loss, net	(21)	(38)	(99)
Others	(68)	(49)	(21)
	$(46)	$84	$(159)
d.	Interest expenses
	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Interest paid to financial institutions	$16	$17	$79
Interest on lease liabilities	—	85	80
Interest on bonds payable	—	—	46
Others	2	2	1
	$18	$104	$206
e.	Impairment loss (reversal of impairment loss)
	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Contract assets	$19	$(2)	$1
Trade notes and accounts receivable	$805	$(54)	$49
Other receivables	$96	$(69)	$(5)
Inventories	$365	$475	$1,161
Property, plant and equipment	$—	$93	$—
Investment properties	$(19)	$(57)	$(27)
Intangible assets	$51	$9	$9
Other assets	$—	$44	$—

f.	Depreciation and amortization expenses
	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Property, plant and equipment	$27,461	$26,930	$26,989
Right-of-use assets	—	3,968	3,931
Investment properties	21	25	22
Intangible assets	4,386	4,253	5,424
Incremental costs of obtaining contracts	1,941	1,173	772
Total depreciation and amortization expenses	$33,809	$36,349	$37,138
Depreciation expenses summarized by functions
Operating costs	$25,996	$28,957	$29,056
Operating expenses	1,486	1,966	1,886
	$27,482	$30,923	$30,942
Amortization expenses summarized by functions
Operating costs	$6,085	$5,196	$5,971
Marketing expenses	113	96	100
General and administrative expenses	93	95	82
Research and development expenses	36	39	43
	$6,327	$5,426	$6,196

g.	Employee benefit expenses
	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Post-employment benefit
Defined contribution plans	$640	$654	$708
Defined benefit plans	2,953	2,859	2,001
	3,593	3,513	2,709
Share-based payment
Equity-settled share-based payment	17	2	8
Other employee benefit
Salaries	26,204	25,464	26,630
Insurance	2,740	2,746	2,712
Others	14,470	14,430	12,904
	43,414	42,640	42,246
Total employee benefit expenses	$47,024	$46,155	$44,963
Summary by functions
Operating costs	$24,367	$23,587	$23,005
Operating expenses	22,657	22,568	21,958
	$47,024	$46,155	$44,963

Chunghwa distributes employees’ compensation at the rates from 1.7% to 4.3% and remuneration to directors not higher than 0.17%, respectively, of pre-tax income.  As of December 31, 2020, the payables of the employees’ compensation and the remuneration to directors were $1,202 million and $36 million, respectively.  Such amounts have been approved by the Chunghwa’s Board of Directors on February 23, 2021 and will be reported to the stockholders in their meeting planned to be held on May 28, 2021.

If there is a change in the proposed amounts after the annual consolidated financial statements are authorized for issue, the difference is recorded as a change in accounting estimate.

The compensation to the employees and remuneration to the directors of 2018 and 2019 approved by the Board of Directors on March 19, 2019 and February 26, 2020, respectively, were as follows:

	2018	2019
	Cash	Cash
	NT$	NT$
	(In Millions)
Compensation distributed to the employees	$1,404	$1,126
Remuneration paid to the directors	38	35

There was no difference between the initial accrual amounts and the amounts proposed in the Board of Directors in 2019 and 2020 of the aforementioned compensation to employees and the remuneration to directors.